Restructuring Costs (Schedule of restructuring expenses) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Restructuring Reserve [Roll Forward]
Restructuring reserves, beginning balance	$ 5,125	$ 4,000	$ 4,462
Restructuring charges incurred	209	2,908	2,382
Cash payments	(1,732)	(1,783)	(2,844)
Restructuring reserves, ending balance	3,602	5,125	4,000
Work force reductions [Member]
Restructuring Reserve [Roll Forward]
Restructuring reserves, beginning balance	353	65	671
Restructuring charges incurred	0	353	97
Cash payments	(163)	(65)	(703)
Restructuring reserves, ending balance	190	353	65
Store closures [Member]
Restructuring Reserve [Roll Forward]
Restructuring reserves, beginning balance	4,772	3,935	3,791
Restructuring charges incurred	209	2,555	2,285
Cash payments	(1,569)	(1,718)	(2,141)
Restructuring reserves, ending balance	$ 3,412	$ 4,772	$ 3,935